PRINCIPAL ACCOUNTING POLICIES (Details Narrative) $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Convenience translation rate			7.1636	7.1636
Inventory, net			$ 39,009	¥ 279,400,000	¥ 207,390,000
Inventory provision		¥ 6,000,000.0		¥ 8,300,000
Impairment provision		3,500,000
Impairment of long-lived assets	¥ 0	¥ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Surcharge on VAT	5.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Surcharge on VAT	12.00%